Significant accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Significant accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding					9,322,714
Diluted net loss per share	$ 0.00			$ (0.01)	$ (0.02)
Class B Ordinary Shares [Member]
Significant accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding					7,485,546
Diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)